Schedule of restructuring expenses (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Total	$ 765,152	$ (112)	$ 2,084	$ 443	$ 2,877
Restructuring provision legal and other fees [member]
IfrsStatementLineItems [Line Items]
Total		(103)	200	189	179
Restructuring provision litigation provision [member]
IfrsStatementLineItems [Line Items]
Total				(128)	2,039
Fiscal refunds provision [member]
IfrsStatementLineItems [Line Items]
Total			1,768
Impairment And Written Off [Member]
IfrsStatementLineItems [Line Items]
Total	(1,261)	(103)
Relocation [member]
IfrsStatementLineItems [Line Items]
Total					27
Remediation provision [member]
IfrsStatementLineItems [Line Items]
Total		95	(361)	382
Gain on Sale of Assets [member]
IfrsStatementLineItems [Line Items]
Total	766,414
Impairment and write off [member]
IfrsStatementLineItems [Line Items]
Total	$ (1,300)	$ (100)	422
Acquisition related costs other [member]
IfrsStatementLineItems [Line Items]
Total			$ 55		$ 632